INTEREST-BEARING LOANS AND BORROWING - Debt Interest Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 982.6	R$ 847.1
Interest-bearing loans and borrowings, noncurrent	2,788.1	2,253.5
Debt denominated in US Dollars [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	6.2	17.5
Interest-bearing loans and borrowings, noncurrent		R$ (0.0)
Debt denominated in US Dollars [member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	14.00%	13.12%
Reais debentures related to CDI [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ (0.0)	R$ 83.0
Interest-bearing loans and borrowings, noncurrent	(0.0)	R$ (0.0)
Reais debentures related to CDI [member] | Weighted Average [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate		11.56%
Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	98.8	R$ 48.7
Interest-bearing loans and borrowings, noncurrent	R$ 322.5	R$ 177.3
Debt denominated in other Latin American currencies [member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	10.39%	11.34%
Debt denominated in CAD Dollars [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 123.3	R$ 91.6
Interest-bearing loans and borrowings, noncurrent	R$ 387.7	R$ 339.2
Debt denominated in CAD Dollars [member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	5.32%	2.49%
Reais debt [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 597.6	R$ 569.0
Interest-bearing loans and borrowings, noncurrent	1,624.7	1,644.1
Reais debt [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	12.3	(0.0)
Interest-bearing loans and borrowings, noncurrent	R$ 125.1	R$ (0.0)
Reais debt [member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	9.43%	7.33%
Reais debt [member] | Weighted Average [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	9.61%
Reais debt related to ICMS [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 113.3	R$ 37.3
Interest-bearing loans and borrowings, noncurrent	266.4	92.9
Reais debt related to ICMS [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	31.1	(0.0)
Interest-bearing loans and borrowings, noncurrent	R$ 61.7	R$ (0.0)
Reais debt related to ICMS [member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	2.95%	5.06%
Reais debt related to ICMS [member] | Weighted Average [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	6.97%